INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
    Income taxes are recognized for the amount of taxes payable by the partnership’s corporate subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
    The major components of income tax expense (recovery) include the following for the years ended December 31:

(US$ MILLIONS)	2021	2020	2019
Current income tax expense (recovery)	$536	$284	$324
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(182)	(134)	(138)
Recovery arising from previously unrecognized tax assets	(195)	(1)	(6)
Change of tax rates and imposition of new legislations	6	5	12
Deferred income tax expense (recovery)	(371)	(130)	(132)
Total income taxes	$165	$154	$192
    The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where the partnership’s subsidiaries operate.
    The partnership’s effective tax rate is different from the partnership’s composite income tax rate due to the following differences set out below:

	2021	2020	2019
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(4)	2	(11)
International operations subject to different tax rates	1	23	(5)
Taxable income attributable to non-controlling interests	(14)	(19)	(6)
Recognition of deferred tax assets	(9)	(10)	—
Non-recognition of the benefit of current year’s tax losses	5	2	17
Change in tax rates and imposition of new legislation	—	(1)	4
Other	2	(3)	4
Effective income tax rate	8%	21%	30%
    Deferred income tax assets and liabilities as at December 31, 2021 and 2020 relate to the following:

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Non-capital losses (Canada)	$104	$40
Capital losses (Canada)	18	—
Losses (U.S.)	281	119
Losses (International)	440	318
Difference in basis	(2,462)	(1,417)
Total net deferred tax (liability) asset	$(1,619)	$(940)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$888	$761
Deferred income tax liabilities	(2,507)	(1,701)
Total net deferred tax (liability) asset	$(1,619)	$(940)
    The deferred income tax movements are as follows:

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Opening net deferred tax (liability) asset	$(940)	$(1,136)
Recognized in income	371	130
Recognized in other comprehensive income	(41)	(66)
Other (1)	(1,009)	132
Net deferred tax (liability) asset	$(1,619)	$(940)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
    The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

(US$ MILLIONS)	December 31, 2021	December 31, 2020
One year from reporting date	$1	$1
Two years from reporting date	18	13
Three years from reporting date	1	12
After three years from reporting date	283	314
Do not expire	836	659
Total	$1,139	$999
    The components of the income taxes in other comprehensive income for the years ended December 31, 2021, 2020, and 2019 are set out below:

(US$ MILLIONS)	2021	2020	2019
Fair value through other comprehensive income	$(13)	$49	$—
Net investment hedges	9	26	(15)
Cash flow hedges	15	—	(1)
Equity accounted investments	(2)	—	—
Pension plan actuarial changes	32	(9)	1
Total deferred tax expense (recovery) in other comprehensive income	$41	$66	$(15)
    For the year ended December 31, 2021, total aggregate current tax related to items recorded directly in equity was $42 million and was primarily related to an internal reorganization of subsidiaries for which control has been retained (total current tax expense in 2020 and 2019: $20 million and $27 million, respectively).